Interim Consolidated Statements of Comprehensive Loss (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Income Statement [Abstract]
Revenues, net	$ 13,180	$ 13,567
Expenses:
Voyage related costs and commissions	(2,926)	(3,939)
Vessel operating expenses	(6,402)	(6,338)
General and administrative expenses	(1,187)	(1,247)
Management fees, related parties	(359)	(357)
Management fees, other	(465)	(465)
Amortization of special survey costs	(117)	(55)
Depreciation	(2,705)	(2,738)
Vessel impairment charge		(1,543)
Bad debt provisions	(26)	(15)
Operating loss	(1,007)	(3,130)
Other income / (expenses):
Gain from debt extinguishment		4,306
Gain / (Loss) from financial derivative instrument	(25)	7
Interest and finance costs, net	(2,905)	(1,836)
Total other income / (expenses), net	(2,930)	2,477
Net loss	$ (3,937)	$ (653)
Loss per common share, basic and diluted	$ (0.19)	$ (0.03)
Weighted average number of common shares, basic and diluted	21,072,472	20,877,893